Stock-Based Compensation - Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield (percent)	3.00%
Expected volatility (percent)	34.00%
Risk-free interest rate (percent)	1.38%
Expected option lives (in years)	6 years 10 months 24 days